Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets
Current Regulatory Assets		$ 156.6	$ 115.2
Noncurrent Regulatory Assets		5,625.5	5,140.3
Accumulated Depreciation and Amortization		16,397.3	19,348.2
Regulatory Liabilities
Current Regulatory Liabilities		8.0	113.9
Noncurrent Regulatory Liabilities		3,751.3	3,736.1
Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		68.4	86.9
Noncurrent Regulatory Assets		1,121.1	1,154.2
Accumulated Depreciation and Amortization		3,636.8	3,407.6
Regulatory Liabilities
Noncurrent Regulatory Liabilities		627.8	637.1
Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		26.1	11.6
Noncurrent Regulatory Assets		916.6	804.3
Accumulated Depreciation and Amortization		3,005.1	3,018.0
Regulatory Liabilities
Current Regulatory Liabilities		0.0	0.3
Noncurrent Regulatory Liabilities		1,065.5	1,076.2
Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,107.5	1,113.0
Accumulated Depreciation and Amortization		2,116.0	2,048.7
Regulatory Liabilities
Current Regulatory Liabilities		4.2	27.6
Noncurrent Regulatory Liabilities		506.2	514.2
Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		33.8	0.0
Noncurrent Regulatory Assets		340.2	214.8
Accumulated Depreciation and Amortization		1,272.7	1,352.5
Regulatory Liabilities
Current Regulatory Liabilities		0.0	76.1
Noncurrent Regulatory Liabilities		339.7	335.1
Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		8.4	4.1
Noncurrent Regulatory Assets		551.2	415.8
Accumulated Depreciation and Amortization		2,567.1	2,602.3
Regulatory Liabilities
Current Regulatory Liabilities		3.8	8.4
Noncurrent Regulatory Liabilities		438.9	448.8
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		3,750.5	3,695.3
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		627.8	637.1
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1,065.5	1,076.2
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		506.0	473.4
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		339.7	335.1
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		438.9	448.8
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.8	40.8
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	40.8
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[1]	450.1	167.9
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[2]	39.3	57.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		64.7	59.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		100.8	1.3
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		118.1	13.4
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		95.9	5.9
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		5,175.4	4,972.4
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,081.8	1,096.9
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		851.9	745.0
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1,006.7	1,111.7
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		222.1	201.4
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		455.3	409.9
Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		36.3
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.5	11.4
Remaining Refund Period		1 year
Advanced Metering Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.5	11.4
Remaining Refund Period		1 year
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 17.0	21.2
Remaining Refund Period		4 years
Advanced Metering System [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 20.9	3.6
Remaining Recovery Period		4 years
Amos Plant Transfer Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	2.0
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[3],[4]	2,627.5	2,656.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	616.9	612.9
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5],[6]	236.5	350.6
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	432.4	422.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	279.3	275.5
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[5]	409.7	396.8
Asset Removal Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[7]	18.7	38.1
Asset Removal Costs - Tanners Creek Plant Retirement [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		43.0
Asset Removal Costs - Tanners Creek Plant Retirement [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		43.0
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.6	2.4
Remaining Recovery Period		1 year
Asset Retirement Obligation - Arkansas, Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.7	1.7
Base Plan Funding Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	1.3
Remaining Refund Period
Basic Transmission Cost Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.3	4.9
Remaining Refund Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.9	0.0
Remaining Recovery Period		2 years
Basic Transmission Cost Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.9	0.0
Remaining Recovery Period		2 years
Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.4	7.5
Remaining Recovery Period		1 year
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.0	1.2
Remaining Recovery Period		6 years
Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	11.7
Remaining Recovery Period		4 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	11.7
Remaining Recovery Period		4 years
Consumer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.1	2.9
Remaining Refund Period		1 year
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 75.2	26.8
Remaining Recovery Period		3 years
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 75.2	26.8
Remaining Recovery Period		3 years
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.8	9.7
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		12.8	9.7
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.3	6.6
Remaining Recovery Period		22 years
Cook Plant Uprate Project [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 36.3	0.0
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 4.2	29.1
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 4.2	27.6
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 3.8	84.8
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.0	0.3
Remaining Refund Period
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 0.0	76.1
Remaining Refund Period
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities		$ 3.8	8.4
Remaining Refund Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 61.4	38.9
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 6.2	27.3
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 13.0	7.5
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets		$ 33.8	0.0
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 8.4	4.1
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 218.9	304.5
Remaining Recovery Period		2 years
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 218.9	304.5
Remaining Recovery Period		2 years
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets		$ 95.2	76.3
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 62.2	59.6
Remaining Recovery Period		1 year
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets		$ 13.1	4.1
Remaining Recovery Period		1 year
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 132.9	113.3
Remaining Refund Period		46 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 38.8	35.0
Remaining Refund Period		20 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 48.0	46.3
Remaining Refund Period		38 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 7.3	8.5
Remaining Refund Period		14 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 12.6	14.7
Remaining Refund Period		42 years
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.9	1.0
Remaining Refund Period		42 years
Deferred Asset Phase-In Rider [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.5	5.1
Remaining Refund Period		4 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.1	4.2
Deferred Cook Plant Life Cycle Management Project Costs - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.6	0.0
Remaining Refund Period		3 years
Deferred Restructuring Costs - Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.9	3.5
Remaining Recovery Period		2 years
Deferred Restructuring Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.5	4.5
Remaining Recovery Period		2 years
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.5	9.9
Remaining Recovery Period		1 year
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 12.5	9.9
Remaining Recovery Period		1 year
Deferred Wind Power Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.1	11.8
Remaining Refund Period		1 year
Deferred Wind Power Costs - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.1	11.8
Remaining Refund Period		1 year
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.0	12.3
Remaining Recovery Period		2 years
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.0	12.3
Remaining Recovery Period		2 years
Economic Development Rider [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	5.0
Remaining Refund Period
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.7	0.0
Remaining Recovery Period		2 years
Energy Efficiency Rate Adjustments Clause - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.5	0.0
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 21.7	8.0
Remaining Refund Period		2 years
Enhanced Service Reliability Plan [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 21.7	8.0
Remaining Refund Period		2 years
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 24.1	0.0
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		13.1	0.0
Environmental Controls Projects [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.0	0.0
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	731.2	636.5
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	731.2	636.5
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 10.0	10.6
Remaining Refund Period		37 years
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.7	2.7
Remaining Refund Period		37 years
Generation Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.5	5.2
Remaining Recovery Period		2 years
Generation Recovery Rider Costs - Arkansas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.2	1.5
Remaining Refund Period		2 years
gridSMART Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.9	0.0
Remaining Refund Period		2 years
gridSMART Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 11.9	0.0
Remaining Refund Period		2 years
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.1	1.3
gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	4.5
Remaining Recovery Period
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 320.0	288.0
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		64.0	59.0
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		74.0	69.0
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		76.0	82.0
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[9]	$ 1,575.0	1,385.3
Remaining Recovery Period		62 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[10]	$ 463.5	441.7
Remaining Recovery Period		26 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[11]	$ 302.6	246.8
Remaining Recovery Period		32 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	[12]	$ 126.4	129.0
Remaining Recovery Period		28 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.3	6.1
Remaining Recovery Period		33 years
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 314.2	271.9
Remaining Recovery Period		34 years
Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.6	10.9
Remaining Recovery Period		24 years
Integrated Gasification Combined Cycle Preconstruction Costs - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.4	9.6
Remaining Recovery Period		4 years
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 7.6	8.6
Remaining Recovery Period		9 years
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 16.2	37.4
Remaining Refund Period		2 years
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 16.2	37.4
Remaining Refund Period		2 years
Mitchell Plant Transfer [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.5	19.3
Remaining Recovery Period		24 years
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 24.3	6.8
Remaining Recovery Period		2 years
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 24.3	6.8
Remaining Recovery Period		2 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 96.7	0.0
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		96.7	0.0
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 201.9	358.7
Remaining Recovery Period		2 years
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 201.9	358.7
Remaining Recovery Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.8	37.5
Remaining Recovery Period		2 years
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 41.8	37.5
Remaining Recovery Period		2 years
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	12.3
Remaining Recovery Period
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	12.3
Remaining Recovery Period
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 27.6	25.5
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.3	1.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.3	0.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		52.5	77.8
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.4	1.2
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	1.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	1.0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.1	1.1
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.9	1.3
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.3	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.5	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.8	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		29.1	22.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.6	0.6
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.9	0.0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	1.1
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		1.9	0.8
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		29.4	24.4
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	0.1
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.7	1.3
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.9	1.0
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.9	0.6
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.8	1.9
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		1.6	20.5
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.8	0.2
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.2	0.2
OVEC Purchased Power [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets			0.0
OVEC Purchased Power [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 22.1
Remaining Recovery Period		2 years
OVEC Purchased Power [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 22.1	0.0
Remaining Recovery Period		2 years
Partnership with Ohio Contribution [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.4	2.4
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 34.0	5.3
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 29.0	1.5
Remaining Refund Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.2	13.1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 49.9	33.3
Remaining Recovery Period		5 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.6	10.6
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.3	11.8
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.0	1.0
Remaining Recovery Period		2 years
Peak Demand Reduction/Energy Efficiency - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	12.7
Peak Demand Reduction/Energy Efficiency - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.2	3.5
Remaining Recovery Period		4 years
PJM Expense - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 4.2	0.0
Remaining Refund Period		2 years
PJM Expense - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	4.1
Remaining Recovery Period
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.3	7.6
Remaining Recovery Period		24 years
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 29.6	59.8
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		29.6	32.7
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	27.1
Plant Retirement Costs - Asset Retirement Obligation Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 48.9	58.0
Remaining Recovery Period		24 years
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	20.9
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		9.1	9.3
Plant Retirement Costs - Materials and Supplies [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	11.6
Plant Retirement Costs - Unrecovered Plant [Member]
Regulatory Assets
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Appalachian Power Co [Member]
Regulatory Assets
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		159.9	0.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		84.5	0.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		75.4	0.0
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 550.6	539.3
Remaining Recovery Period		28 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 85.4	86.5
Remaining Recovery Period		27 years
Plant Retirement Costs - Unrecovered Plant [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 252.8	260.3
Remaining Recovery Period		28 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 39.1	42.6
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 17.4	19.6
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.4	10.7
Remaining Recovery Period		5 years
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.8	7.3
Remaining Recovery Period		5 years
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	40.6
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		0.0	40.6
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.4	1.2
Remaining Recovery Period		1 year
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.0	0.3
Rate Case Expense - Texas [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.2	6.8
Remaining Recovery Period		2 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	9.3
Remaining Recovery Period		40 years
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	9.3
Remaining Recovery Period		40 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.6	2.1
Remaining Recovery Period		3 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1.2	1.5
Remaining Recovery Period		3 years
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.5	3.1
Remaining Recovery Period		3 years
Regulatory Settlement [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	9.0
Remaining Refund Period
River Transportation Division Expenses [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	1.9
Remaining Refund Period
River Transportation Division Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.7	0.0
Remaining Recovery Period		1 year
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.7	0.4
Remaining Refund Period		2 years
Rockport Plant Dry Sorbent Injection System - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 6.6	2.8
Shipe Road Transmission Project - FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		3.1	3.1
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	44.2	43.4
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[8]	44.2	43.4
Storm Related Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 5.3	1.3
Remaining Refund Period		2 years
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.1	24.2
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 15.3	8.8
Remaining Recovery Period		3 years
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.8	0.0
Remaining Recovery Period		3 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 25.9	18.2
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		20.0	12.3
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 58.7	94.6
Remaining Recovery Period		4 years
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	15.4
Storm Related Costs - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.2	0.0
Remaining Refund Period		1 year
Storm Related Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.8
Remaining Recovery Period
Storm Related Costs - Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.6	8.8
Remaining Recovery Period		2 years
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 47.8	63.5
Remaining Recovery Period		4 years
Stranded Costs on Abandoned Plants [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	3.9
SPP Base Plan Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.7	0.0
Remaining Recovery Period		2 years
SPP Base Plan Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.7	0.0
Remaining Recovery Period		2 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 99.9	90.4
Remaining Recovery Period		11 years
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 50.1	35.8
Remaining Recovery Period		8 years
Transition Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 40.5	46.5
Remaining Refund Period		11 years
Transmission Agreement Phase-In - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	1.7
Remaining Recovery Period
Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.3	9.9
Remaining Recovery Period		1 year
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 38.7	74.6
Remaining Recovery Period		2 years
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 38.7	74.6
Remaining Recovery Period		2 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 137.8	148.7
Remaining Recovery Period		29 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 97.2	101.5
Remaining Recovery Period		29 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 10.7	12.0
Remaining Recovery Period		16 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 9.1	10.4
Remaining Recovery Period		22 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.8	6.8
Remaining Recovery Period		16 years
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 5.4	6.0
Remaining Recovery Period		27 years
Uncollected Accounts - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 2.7	3.5
Remaining Recovery Period		4 years
United Mine Workers of America Pension Withdrawal [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 20.2	14.4
Remaining Recovery Period		6 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 6.2	33.8
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 1.3	8.4
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 2.4	7.1
Remaining Refund Period		2 years
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 0.0	15.3
Remaining Refund Period
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 119.1	10.7
Remaining Recovery Period		16 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.1	3.2
Remaining Recovery Period		2 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 118.6	0.0
Remaining Recovery Period		16 years
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.3	5.5
Remaining Recovery Period		1 year
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.4	36.9
Remaining Recovery Period		5 years
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	4.5
Remaining Recovery Period
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 31.4	31.2
Remaining Recovery Period		5 years
West Virginia Delayed Customer Billing [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 19.5	0.0
Remaining Recovery Period		2 years
West Virginia Delayed Customer Billing [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 18.1	0.0
Remaining Recovery Period		2 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 37.2	41.8
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.2	9.2
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 8.3	9.3
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 3.9	4.4
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.3	4.8
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Medicare Subsidy - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 4.7	5.3
Remaining Recovery Period		8 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 1,516.2	1,410.5
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 221.4	217.6
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 141.9	126.4
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 225.2	219.4
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 98.1	95.1
Remaining Recovery Period		12 years
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 119.8	$ 108.9
Remaining Recovery Period		12 years

[1]	As of December 31, 2016, APCo has deferred a total of $91 million as charges to accumulated depreciation related to certain plant retirements in 2015. APCo intends to address the need for depreciation rate increases in a subsequent base rate cases.
[2]	(a)As of December 31, 2016, APCo has also deferred $91 million as a charge to accumulated depreciation related to the net book value of certain plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements and not abandonments. APCo intends to address the need for an increase in its Virginia depreciation rates in March 2020, as part of its 2018-2019 Virginia biennial filing.
[3]	As of December 31, 2016, I&M also charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.
[4]	Relieved as removal costs are incurred.
[5]	Relieved as removal costs are incurred.
[6]	As of December 31, 2016, I&M has charged $43 million to asset removal costs related to various Tanners Creek Plant related assets, primarily related to the net book value of ARO assets. The Indiana and Michigan retail jurisdictions of I&M have increased depreciation rates on Rockport Plant to recover the net book value of Tanners Creek Plant that was retired in 2015. I&M intends to address the need for increases in depreciation rates to recover the deferral in its next Indiana and Michigan base rate cases.
[7]	As a regulated entity, removal costs accrued are typically recorded as regulatory liabilities when removal costs accrued exceed actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. As of December 31, 2016, KPCo’s accumulated actual removal cost incurred exceeded accumulated removal cost accrued, creating an asset balance. As a result, the balance was reclassified to a regulatory asset. Within the next two years, KPCo’s removal costs accrued are expected to exceed removal costs incurred resulting in a regulatory liability.
[8]	Relieved when plant is decommissioned.
[9]	Includes $320 million and $288 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.
[10]	Includes $64 million and $59 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.
[11]	Includes $74 million and $69 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.
[12]	Includes $76 million and $82 million as of December 31, 2016 and 2015, respectively, expected to be recovered in formula rates.